Basis of Preparation	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Basis of Preparation

2.  Basis of Preparation

2.1 Statement of compliance

The Company’s consolidated financial statements, including comparatives, have been prepared in accordance with and using accounting policies in full compliance with the International Financial Reporting Standards (“IFRS”) and International Accounting Standards (“IAS”) issued by the International Accounting Standards Board (“IASB”) and Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”), effective for the Company’s reporting for the year ended August 31, 2020.

These consolidated financial statements were approved and authorized by the Board of Directors of the Company on November 27, 2020.

2.2 Basis of presentation

The consolidated financial statements of the Company as at and for the years ended August 31, 2020 and 2019 comprise of the Company and its subsidiaries (together referred to as the “Company” or “Group”).

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments, which are measured at fair value, as explained in the accounting policies set out in note 3.

2.3 Adoption of new and revised standards and interpretations

Adoption of New Accounting Standards

The adoption of the following new standards, interpretations and amendments where included in the financial statements for the year beginning September 1, 2019.

IFRS 16 Leases (“IFRS 16”), was issued in January 2016 and it replaces IAS 17 Leases. IFRS 16 requires entities to recognize lease assets and lease obligations on the balance sheet. IFRS 16 eliminates the classification of leases as either operating leases or finance leases for a lessee. Instead leases are “capitalized” by recognizing the present value of the lease payments and showing them either as lease assets (right-of-use assets) or together with property, plant and equipment. If lease payments are made over time, a company also recognizes a financial liability representing its obligations to make future lease payments. IFRS 16 is effective for fiscal periods beginning on or after January 1, 2019.

The Company did not have any operating leases in place as at September 1, 2019, as such, there was no impact on adoption of the standard.

2.4 COVID-19

At the end of 2019, a novel strain of coronavirus (“COVID-19”) was reported in China. The COVID-19 outbreak has developed rapidly in 2020, with a significant number of infections around the world. On March 11, 2020, it was labelled a pandemic by the World Health Organization. During the first quarter of 2020, attempts at containment of COVID-19 have resulted in decreased economic activity, which has adversely affected the broader global economy. The rapid development and fluidity of the situation precludes any prediction as to the ultimate impact of COVID-19; however, the Company seeks to obtain the best possible information to enable the assessment of the risks involved, and implement appropriate measures to respond. During the year ended August 31, 2020, the Company has taken a number of measures to safeguard the health of its employees and the local communities where it operates.